Share-Based Payments (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance		50,000	25,000
Number of Shares, Granted		0	100,000
Number of Shares, Vested		(50,000)	(75,000)
Number of Shares, Forfeited		0	0
Number of Shares, Expired		0	0
Number of Shares, Ending Balance		0	50,000
Weighted Average Exercise Price, Beginning Balance		$ 0.30	$ 0.75
Weighted Average Exercise Price, Granted		$ 0	$ 0.30
Weighted Average Exercise Price, Vested		$ 0.30	$ 0.45
Weighted Average Exercise Price, Forfeited		$ 0
Weighted Average Exercise Price, Expired		$ 0
Weighted Average Exercise Price, Ending Balance		$ 0	$ 0.30
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	3,276,667	3,276,667	1,416,667
Number of Shares, Granted	0	0	1,860,000
Number of Shares, Forfeited		0	0
Number of Shares, Exercised	0	0	0
Number of Shares, Expired	(150,000)	0	0
Number of Shares, Ending Balance	3,126,667	3,276,667	3,276,667	1,416,667
Weighted Average Exercise Price, Beginning Balance	$ 0.61	$ 0.61	$ 0.50
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0.66
Weighted Average Exercise Price, Forfeited		$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Expired	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Ending Balance	$ 0.60	$ 0.61	$ 0.61	$ 0.50
Weighted Average Remaining Contractual Life (Years), Balance	2 years 3 months 18 days	2 years 10 months 24 days	3 years 10 months 24 days	3 years 9 months 18 days
Weighted Average Remaining Contractual Life (Years), Granted		0 years	4 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 984,000	$ 0	$ 0
Aggregate Intrinsic Value, Outstanding, Ending Balance	$ 0	$ 984,000	$ 0	$ 0